Gross Carrying Value and Accumulated Amortization for Each Major Category of Intangible Assets (Detail) - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 1,873,554	$ 2,032,858
Accumulated Amortization	860,115	844,576
Patents
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	149,066	160,030
Accumulated Amortization	88,540	86,708
Trademarks
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	355,108	391,268
Accumulated Amortization	172,187	174,114
Customer lists and other
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,369,380	1,481,560
Accumulated Amortization	$ 599,388	$ 583,754